Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
P AY VERSUS P ERFORMANCE

PAY VERSUS PERFORMANCE
							Value of Initial Fixed $100 Investment Based on: (4)
Year(1)	Summary Compensation Table Total for Fink ($)(2)	Summary Compensation Table Total for Klein ($)(2)	Compensation Actually Paid to Fink ($)(3)	Compensation Actually Paid to Klein($)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(3)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(5)	Net Income ($)(millions)	EPS ($)(6)

2022	$ 9,599,997	N/A	($3,200,386)	N/A	$2,576,333	($427,618)	$106.43	$118.74	$686.7	$6.32

2021	$10,170,381	N/A	$15,780,518	N/A	$3,078,513	$4,880,126	$167.58	$154.73	$772.4	$5.73

2020	$ 9,615,974	$4,694,510	$15,223,407	$10,711,850	$3,354,840	$5,368,120	$132.96	$114.17	$553.1	$4.19

(1)	The Principal Executive Officer (“PEO”) and NEOs for the applicable years were as follows:

2022:
Nicholas I. Fink served as the Company’s PEO for the entirety of 2022 and the Company’s other NEOs were: Patrick D. Hallinan, Cheri M. Phyfer, Sheri R. Grissom, Hiranda S. Donoghue, R. David Banyard, Jr. and Brett E. Finley.

2021:
Nicholas I. Fink served as the Company’s PEO for the entirety of 2021, and the Company’s other NEOs were: Patrick D. Hallinan; R. David Banyard, Jr.; Cheri M. Phyfer; Brett E. Finley; and Robert K. Biggart.

2020:
Christopher J. Klein served as the Company’s PEO until January 6, 2020 and Nicholas I. Fink served as the
C
ompany’s PEO beginning on January 6, 2020. The Company’s other NEOs for 2020 were: Patrick D. Hallinan; R. David Banyard, Jr.; Cheri M. Phyfer; and Brett E. Finley.

(2)
Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Messrs. Fink and Klein and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s NEOs reported for the applicable year other than the PEOs for such years.

(3)
To calculate compensation actually paid, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable years. A reconciliation of the adjustments for Messrs. Fink and Klein and for the average of the other NEOs is set forth following the footnotes to this table.

(4)
Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2019 in our common stock. Historic stock price performance is not necessarily indicative of future stock price performance.

(5)
The Company used the S&P 400 Consumer Durables and Apparels Index for its TSR Peer Group. This is the same customized peer group used for purposes of the Company’s stock price performance graph in its Annual Report to stockholders for the year ended December 31, 2022.

(6)
For 2022, the Compensation Committee determined that EPS continues to be viewed as a core driver of the Company’s performance and stockholder value creation and, accordingly, EPS was utilized as a component in the Annual Incentive Plan for the majority of the NEOs. EPS was calculated on a before charges/gains basis and represents net income derived in accordance with GAAP excluding restructuring and other charges/gains and separation costs, defined benefit actuarial loss/gains, asset impairment charges, and tax items.

CAP ADJUSTMENTS
Year	Summary Compensation Table Total	(Minus) Aggregate Change in Actuarial Present Value of Accumulated Benefit under Defined Benefit and Actuarial Pension Plans ($)(a)	Plus Service Costs Under Defined Benefit and Actuarial Pension Plans ($)(b)	(Minus) Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year ($)(c)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($)(d)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($)(e)	Plus Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(f)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(g)	(Minus) Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(h)	Plus Dollar Value of Dividends or Other Earnings Paid on Stock Awards in Fiscal Year and Prior to Vesting Date ($)(i)	Plus Changes in Fair Value to Reflect Excess Fair Value Resulting From Modifications to Stock Option and Stock Awards ($)(j)	Equals Compensation Actually Paid ($000)
Nicholas I. Fink

2022	$ 9,599,997	$ 0	$ 0	$ 7,149,968	$ 4,485,181	($ 2,656,391)	$ 0	($ 7,752,601)	$ 0	$ 273,395	$ 0	($ 3,200,386)

2021	$ 10,170,381	$ 0	$ 0	$ 6,150,003	$ 6,425,887	$ 3,575,673	$ 0	$ 1,608,290	$ 0	$ 150,290	$ 0	$ 15,780,518

2020	$ 9,615,974	$ 0	$ 0	$ 6,524,966	$ 9,038,159	$ 2,854,850	$ 0	$ 435,205	$ 303,243	$ 107,428	$ 0	$ 15,223,407
Christopher J. Klein

2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

2020	$ 4,694,510	$ 674,000	$ 0	$ 1,500,003	$ 0	$ 4,211,891	$ 1,862,267	$ 3,507,389	$ 1,516,215	$ 126,011	$ 0	$ 10,711,850
Other NEOs (Average)(k)

2022	$ 2,576,333	$ 0	$ 0	$ 1,549,996	$ 878,223	($ 696,306)	$ 96,699	($ 1,853,880)	$ 0	$ 62,643	$ 58,667	($ 427,618)

2021	$ 3,078,513	$ 0	$ 0	$ 1,639,989	$ 1,462,788	$ 1,031,620	$ 286,563	$ 616,027	$ 0	$ 44,604	$ 0	$ 4,880,126

2020	$ 3,354,840	$ 18,000	$ 0	$ 2,074,991	$ 2,824,874	$ 1,165,802	$ 0	$ 238,581	$ 168,986	$ 46,000	$ 0	$ 5,368,120

a.
Represents the aggregate change in the actuarial present value of the NEOs’ accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for the indicated fiscal year.

b.
Represents the sum of the actuarial present value of the NEOs’ benefits under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year, plus the entire cost of benefits granted (or credit for benefits reduced) in a plan amendment (or initiation) during the indicated fiscal year that are attributed by the benefit formula to services rendered in prior fiscal years, in each case, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

c.
Represents the average aggregate grant date fair value of the option awards and stock awards granted to the reported NEOs during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

d.
Represents the average aggregate fair value as of the indicated fiscal year-end
of the reported NEOs’ outstanding and unvested option awards and stock awards granted during such fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

e.
Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding and unvested option awards and stock awards held by the reported NEOs as of the last day of the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

f.
Represents the average aggregate fair value at vesting of the option awards and stock awards that were granted to the reported NEOs and vested during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

g.
Represents the average aggregate change in fair value, measured from the prior fiscal year-end
to the vesting date, of each option award and stock award held by the reported NEOs that was granted in a prior fiscal year and which vested during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

h.
Represents the average aggregate fair value as of the last day of the prior fiscal year of the reported NEOs’ option awards and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

i.
Represents the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year.

j.
Represents the excess fair value, if any, of modified option awards and stock awards over the fair value of the original awards as of the modification. For 2022, reflects the incremental fair value associated with the modification of Mr. Finley’s outstanding option awards to extend the post-termination exercise period.

k.	Represents the average Total Compensation as reported in the Summary Compensation Table for the reported Named Executive Officers in the indicated fiscal year.

Company Selected Measure Name	EPS
Named Executive Officers, Footnote [Text Block]	NEOs were: Patrick D. Hallinan, Cheri M. Phyfer, Sheri R. Grissom, Hiranda S. Donoghue, R. David Banyard, Jr. and Brett E. Finley.	NEOs were: Patrick D. Hallinan; R. David Banyard, Jr.; Cheri M. Phyfer; Brett E. Finley; and Robert K. Biggart.	NEOs for 2020 were: Patrick D. Hallinan; R. David Banyard, Jr.; Cheri M. Phyfer; and Brett E. Finley.
Peer Group Issuers, Footnote [Text Block]	The Company used the S&P 400 Consumer Durables and Apparels Index for its TSR Peer Group. This is the same customized peer group used for purposes of the Company’s stock price performance graph in its Annual Report to stockholders for the year ended December 31, 2022.
Adjustment To PEO Compensation, Footnote [Text Block]

CAP ADJUSTMENTS
Year	Summary Compensation Table Total	(Minus) Aggregate Change in Actuarial Present Value of Accumulated Benefit under Defined Benefit and Actuarial Pension Plans ($)(a)	Plus Service Costs Under Defined Benefit and Actuarial Pension Plans ($)(b)	(Minus) Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year ($)(c)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($)(d)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($)(e)	Plus Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(f)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(g)	(Minus) Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(h)	Plus Dollar Value of Dividends or Other Earnings Paid on Stock Awards in Fiscal Year and Prior to Vesting Date ($)(i)	Plus Changes in Fair Value to Reflect Excess Fair Value Resulting From Modifications to Stock Option and Stock Awards ($)(j)	Equals Compensation Actually Paid ($000)
Nicholas I. Fink

2022	$ 9,599,997	$ 0	$ 0	$ 7,149,968	$ 4,485,181	($ 2,656,391)	$ 0	($ 7,752,601)	$ 0	$ 273,395	$ 0	($ 3,200,386)

2021	$ 10,170,381	$ 0	$ 0	$ 6,150,003	$ 6,425,887	$ 3,575,673	$ 0	$ 1,608,290	$ 0	$ 150,290	$ 0	$ 15,780,518

2020	$ 9,615,974	$ 0	$ 0	$ 6,524,966	$ 9,038,159	$ 2,854,850	$ 0	$ 435,205	$ 303,243	$ 107,428	$ 0	$ 15,223,407
Christopher J. Klein

2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

2020	$ 4,694,510	$ 674,000	$ 0	$ 1,500,003	$ 0	$ 4,211,891	$ 1,862,267	$ 3,507,389	$ 1,516,215	$ 126,011	$ 0	$ 10,711,850
Other NEOs (Average)(k)

2022	$ 2,576,333	$ 0	$ 0	$ 1,549,996	$ 878,223	($ 696,306)	$ 96,699	($ 1,853,880)	$ 0	$ 62,643	$ 58,667	($ 427,618)

2021	$ 3,078,513	$ 0	$ 0	$ 1,639,989	$ 1,462,788	$ 1,031,620	$ 286,563	$ 616,027	$ 0	$ 44,604	$ 0	$ 4,880,126

2020	$ 3,354,840	$ 18,000	$ 0	$ 2,074,991	$ 2,824,874	$ 1,165,802	$ 0	$ 238,581	$ 168,986	$ 46,000	$ 0	$ 5,368,120

a.
Represents the aggregate change in the actuarial present value of the NEOs’ accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for the indicated fiscal year.

b.
Represents the sum of the actuarial present value of the NEOs’ benefits under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year, plus the entire cost of benefits granted (or credit for benefits reduced) in a plan amendment (or initiation) during the indicated fiscal year that are attributed by the benefit formula to services rendered in prior fiscal years, in each case, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

c.
Represents the average aggregate grant date fair value of the option awards and stock awards granted to the reported NEOs during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

d.
Represents the average aggregate fair value as of the indicated fiscal year-end
of the reported NEOs’ outstanding and unvested option awards and stock awards granted during such fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

e.
Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding and unvested option awards and stock awards held by the reported NEOs as of the last day of the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

f.
Represents the average aggregate fair value at vesting of the option awards and stock awards that were granted to the reported NEOs and vested during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

g.
Represents the average aggregate change in fair value, measured from the prior fiscal year-end
to the vesting date, of each option award and stock award held by the reported NEOs that was granted in a prior fiscal year and which vested during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

h.
Represents the average aggregate fair value as of the last day of the prior fiscal year of the reported NEOs’ option awards and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

i.
Represents the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year.

j.
Represents the excess fair value, if any, of modified option awards and stock awards over the fair value of the original awards as of the modification. For 2022, reflects the incremental fair value associated with the modification of Mr. Finley’s outstanding option awards to extend the post-termination exercise period.

k.	Represents the average Total Compensation as reported in the Summary Compensation Table for the reported Named Executive Officers in the indicated fiscal year.

Non-PEO NEO Average Total Compensation Amount	$ 2,576,333	$ 3,078,513	$ 3,354,840
Non-PEO NEO Average Compensation Actually Paid Amount	$ (427,618,000)	4,880,126,000	5,368,120,000
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

CAP ADJUSTMENTS
Year	Summary Compensation Table Total	(Minus) Aggregate Change in Actuarial Present Value of Accumulated Benefit under Defined Benefit and Actuarial Pension Plans ($)(a)	Plus Service Costs Under Defined Benefit and Actuarial Pension Plans ($)(b)	(Minus) Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year ($)(c)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($)(d)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($)(e)	Plus Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(f)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(g)	(Minus) Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(h)	Plus Dollar Value of Dividends or Other Earnings Paid on Stock Awards in Fiscal Year and Prior to Vesting Date ($)(i)	Plus Changes in Fair Value to Reflect Excess Fair Value Resulting From Modifications to Stock Option and Stock Awards ($)(j)	Equals Compensation Actually Paid ($000)
Nicholas I. Fink

2022	$ 9,599,997	$ 0	$ 0	$ 7,149,968	$ 4,485,181	($ 2,656,391)	$ 0	($ 7,752,601)	$ 0	$ 273,395	$ 0	($ 3,200,386)

2021	$ 10,170,381	$ 0	$ 0	$ 6,150,003	$ 6,425,887	$ 3,575,673	$ 0	$ 1,608,290	$ 0	$ 150,290	$ 0	$ 15,780,518

2020	$ 9,615,974	$ 0	$ 0	$ 6,524,966	$ 9,038,159	$ 2,854,850	$ 0	$ 435,205	$ 303,243	$ 107,428	$ 0	$ 15,223,407
Christopher J. Klein

2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

2020	$ 4,694,510	$ 674,000	$ 0	$ 1,500,003	$ 0	$ 4,211,891	$ 1,862,267	$ 3,507,389	$ 1,516,215	$ 126,011	$ 0	$ 10,711,850
Other NEOs (Average)(k)

2022	$ 2,576,333	$ 0	$ 0	$ 1,549,996	$ 878,223	($ 696,306)	$ 96,699	($ 1,853,880)	$ 0	$ 62,643	$ 58,667	($ 427,618)

2021	$ 3,078,513	$ 0	$ 0	$ 1,639,989	$ 1,462,788	$ 1,031,620	$ 286,563	$ 616,027	$ 0	$ 44,604	$ 0	$ 4,880,126

2020	$ 3,354,840	$ 18,000	$ 0	$ 2,074,991	$ 2,824,874	$ 1,165,802	$ 0	$ 238,581	$ 168,986	$ 46,000	$ 0	$ 5,368,120

a.
Represents the aggregate change in the actuarial present value of the NEOs’ accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for the indicated fiscal year.

b.
Represents the sum of the actuarial present value of the NEOs’ benefits under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year, plus the entire cost of benefits granted (or credit for benefits reduced) in a plan amendment (or initiation) during the indicated fiscal year that are attributed by the benefit formula to services rendered in prior fiscal years, in each case, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

c.
Represents the average aggregate grant date fair value of the option awards and stock awards granted to the reported NEOs during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

d.
Represents the average aggregate fair value as of the indicated fiscal year-end
of the reported NEOs’ outstanding and unvested option awards and stock awards granted during such fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

e.
Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding and unvested option awards and stock awards held by the reported NEOs as of the last day of the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

f.
Represents the average aggregate fair value at vesting of the option awards and stock awards that were granted to the reported NEOs and vested during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

g.
Represents the average aggregate change in fair value, measured from the prior fiscal year-end
to the vesting date, of each option award and stock award held by the reported NEOs that was granted in a prior fiscal year and which vested during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

h.
Represents the average aggregate fair value as of the last day of the prior fiscal year of the reported NEOs’ option awards and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

i.
Represents the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year.

j.
Represents the excess fair value, if any, of modified option awards and stock awards over the fair value of the original awards as of the modification. For 2022, reflects the incremental fair value associated with the modification of Mr. Finley’s outstanding option awards to extend the post-termination exercise period.

k.	Represents the average Total Compensation as reported in the Summary Compensation Table for the reported Named Executive Officers in the indicated fiscal year.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
The following is a list of financial performance measures, which we believe represent the most important financial performance measures used by the Company to link compensation actually paid to the NEOs for 2022. Please see the CD&A for a further description of these metrics and how they are used in the Company’s executive compensation program, including the Annual Incentive Plan and Performance share awards

•	Earnings Per Share

•	Earnings Before Interest, Taxes, Depreciation and Amortization

•	Operating Income

•	Return on Invested Capital

Total Shareholder Return Amount	$ 106.43	167.58	132.96
Peer Group Total Shareholder Return Amount	118.74	154.73	114.17
Net Income (Loss)	$ 686,700,000	$ 772,400,000	$ 553,100,000
Company Selected Measure Amount	6.32	5.73	4.19
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Earnings Per Share
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Earnings Before Interest, Taxes, Depreciation and Amortization
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Operating Income
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Return on Invested Capital
Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0
Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,549,996	1,639,989	2,074,991
Year-end Fair Value Of Options Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	878,223	1,462,788	2,824,874
Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(696,306)	1,031,620	1,165,802
Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	96,699	286,563	0
Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,853,880)	616,027	238,581
Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	168,986
Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	62,643	44,604	46,000
Change in Acturial Preset Value of Accumulated Benefit [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	18,000
Changes in Fair Value to Reflect Excess Fair Value Resulting From Modifications to Stock Option and Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	58,667	0	0
Nicholas I. Fink [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	9,599,997	10,170,381	9,615,974
PEO Actually Paid Compensation Amount	$ (3,200,386,000)	$ 15,780,518,000	$ 15,223,407,000
PEO Name	Nicholas I. Fink	Nicholas I. Fink	Nicholas I. Fink
Christopher J. Klein [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 4,694,510
PEO Actually Paid Compensation Amount			$ 10,711,850,000
PEO Name			Christopher J. Klein
PEO [Member] | Nicholas I. Fink [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0
PEO [Member] | Nicholas I. Fink [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,149,968	6,150,003	6,524,966
PEO [Member] | Nicholas I. Fink [Member] | Year-end Fair Value Of Options Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,485,181	6,425,887	9,038,159
PEO [Member] | Nicholas I. Fink [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,656,391)	3,575,673	2,854,850
PEO [Member] | Nicholas I. Fink [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Nicholas I. Fink [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,752,601)	1,608,290	435,205
PEO [Member] | Nicholas I. Fink [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	303,243
PEO [Member] | Nicholas I. Fink [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	273,395	150,290	107,428
PEO [Member] | Nicholas I. Fink [Member] | Change in Acturial Preset Value of Accumulated Benefit [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Nicholas I. Fink [Member] | Changes in Fair Value to Reflect Excess Fair Value Resulting From Modifications to Stock Option and Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	0
PEO [Member] | Christopher J. Klein [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Christopher J. Klein [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,500,003
PEO [Member] | Christopher J. Klein [Member] | Year-end Fair Value Of Options Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Christopher J. Klein [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			4,211,891
PEO [Member] | Christopher J. Klein [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,862,267
PEO [Member] | Christopher J. Klein [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			3,507,389
PEO [Member] | Christopher J. Klein [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,516,215
PEO [Member] | Christopher J. Klein [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			126,011
PEO [Member] | Christopher J. Klein [Member] | Change in Acturial Preset Value of Accumulated Benefit [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			674,000
PEO [Member] | Christopher J. Klein [Member] | Changes in Fair Value to Reflect Excess Fair Value Resulting From Modifications to Stock Option and Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 0